Intangible Assets, Net (Tables) - Enjoy Technology Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets Net Excluding Goodwill [Line Items]
Schedule of Intangible Assets
Intangible assets, net consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Domain Name	$1,500	$1,500
Less: accumulated amortization	(608)	(533)

Intangible assets, net	$892	$967

Intangible assets, net consist of the following (in thousands):

	December 31,
	2020	2019
Domain Name	$1,500	1,500
Less: accumulated amortization	(533)	(433)

Intangible assets, net	$967	$1,067

Summary of Estimated Future Amortization Expense of Intangible Assets
The following table summarizes estimated future amortization expense of intangible assets for the years ending December 31 (in thousands):

Years Ending December 31,
2021	$100
2022	100
2023	100
2024	100
2025	100
Thereafter	467

Total estimated future amortization expense	$967